Client Name:
Client Project Name:	BRAVO 2023-NQM1
Start - End Dates:	2/8/2018 - 9/9/2022
Deal Loan Count:	234

Conditions Report 2.0

Loans in Report:	233
Loans with Conditions:	162

96 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Value
95 - Non-Material Conditions
84 - Credit Review Scope
51 - Category: Application
1 - Category: Assets
20 - Category: Credit/Mtg History
1 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
2 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
1 - Category: Property
7 - Compliance Review Scope
1 - Category: County High Cost
1 - Category: Federal Consumer Protection
1 - Category: Right of Rescission
3 - Category: State Prepayment Penalty
1 - Category: State Rate Spread
193 - Total Satisfied Conditions

37 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Application
9 - Category: Assets
1 - Category: DTI
3 - Category: Income/Employment
4 - Category: Insurance
5 - Category: Legal Documents
9 - Category: Terms/Guidelines
1 - Category: Title
116 - Property Valuations Review Scope
97 - Category: Appraisal
19 - Category: Value
40 - Compliance Review Scope
9 - Category: Compliance Manual
2 - Category: Documentation
3 - Category: Federal Consumer Protection
1 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: Texas Home Equity
22 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: LTV/CLTV

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